UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2014 (Unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 92.0%
Consumer Staples - 19.7%
Hillshire Brands Co.	438,889	$15,633,226
Kellogg Co.	206,907	11,996,468
Sysco Corp.	1,126,590	39,520,777
		67,150,471
Energy - 18.3%
Cameron International Corp. *	211,250	12,668,662
Exxon Mobil Corp.	127,095	11,713,075
Imperial Oil Ltd.	422,672	17,257,698
Schlumberger Ltd.	118,978	10,418,903
Southwestern Energy Co. *	251,613	10,238,133
		62,296,471
Financials - 11.6%
Capitol Federal Financial, Inc.	432,010	5,171,160
MetLife, Inc.	281,155	13,790,653
Northern Trust Corp.	342,198	20,607,163
		39,568,976
Healthcare - 3.6%
Patterson Companies, Inc.	172,291	6,884,748
Stryker Corp.	67,890	5,268,264
		12,153,012
Industrials - 9.4%
American Science and Engineering, Inc.	168,179	11,501,762
Rockwell Collins, Inc.	68,643	5,186,665
Xylem, Inc.	463,481	15,461,726
		32,150,153
Information Technology - 6.3%
Altera Corp.	161,365	5,394,432
MKS Instruments, Inc.	537,554	16,196,502
		21,590,934
Materials - 16.3%
Compass Minerals International, Inc.	216,339	17,008,572
Goldcorp, Inc.	854,755	21,274,852
Mosaic Co.	385,860	17,232,508
		55,515,932
Utilities - 6.8%
Exelon Corp.	370,286	10,738,294
Great Plains Energy, Inc.	499,570	12,329,388
		23,067,682
Total Common Stocks
(Cost $303,148,585)		313,493,631

SHORT-TERM INVESTMENT - 7.0%
Fidelity Institutional Money Market Portfolio, 0.04% ^	23,734,088	23,734,088
(Cost $23,734,088)

Total Investments - 99.0%
(Cost $326,882,673)		337,227,719
Other Assets and Liabilities, Net - 1.0%		3,539,951
Total Net Assets - 100.0%		$340,767,670

* Non-income producing security.
^ Variable rate security- The rate shown is the rate in effect as of January 31, 2014.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$313,493,631	$-	$-	$313,493,631
Short-Term Investment	23,734,088	-	-	23,734,088
Total Investments	$337,227,719	$-	$-	$337,227,719

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2014 (Unaudited)

Nuance Mid Cap Value Fund

		Shares	Value
COMMON STOCKS - 96.2%
Consumer Discretionary - 2.2%
Autoliv, Inc.		1,065	$96,564
Family Dollar Stores, Inc.		1,460	90,257
Nordstrom, Inc.		1,595	91,633
Target Corp.		2,400	135,936
			414,390
Consumer Staples - 14.9%
ConAgra Foods, Inc.		4,230	134,472
Hillshire Brands Co.		21,038	749,374
Kellogg Co.		10,825	627,633
Sysco Corp.		36,400	1,276,912
			2,788,391
Energy - 11.2%
Cameron International Corp. *		10,570	633,883
Devon Energy Corp.		1,585	93,864
Halliburton Co.		3,800	186,238
Imperial Oil Ltd.		13,475	550,184
Murphy Oil Corp.		1,530	86,613
Southwestern Energy Co. *		13,539	550,902
			2,101,684
Financials - 19.3%
Agree Realty Corp. - REIT		3,160	90,344
Capitol Federal Financial, Inc.		23,440	280,577
CNA Financial Corp.		9,300	365,304
Endurance Specialty Holdings Ltd.		1,755	91,944
Franklin Resources, Inc.		2,590	134,706
HCC Insurance Holdings, Inc.		8,505	364,950
Kansas City Life Insurance Co.		9,810	462,738
Northern Trust Corp.		15,360	924,979
ProAssurance Corp.		6,120	284,335
Rayonier, Inc. - REIT		2,230	98,700
T. Rowe Price Group, Inc.		1,185	92,951
TowneBank		27,765	417,586
			3,609,114
Healthcare - 5.0%
Becton, Dickinson & Co.		1,285	138,934
Life Technologies Corp. *		2,475	188,273
Patterson Companies, Inc.		8,107	323,956
Stryker Corp.		3,630	281,688
			932,851
Industrials - 11.1%
American Science and Engineering, Inc.		8,880	607,303
Deere & Co.		1,600	137,536
Norfolk Southern Corp.		1,060	98,145
Republic Services, Inc.		2,930	93,848
Rockwell Collins, Inc.		3,670	277,305
Woodward, Inc.		2,115	90,628
Xylem, Inc.		23,257	775,854
			2,080,619
Information Technology - 5.7%
Altera Corp.		8,910	297,861
MKS Instruments, Inc.		25,285	761,837
			1,059,698
Materials - 15.4%
Compass Minerals International, Inc.		10,499	825,431
Goldcorp, Inc.		44,038	1,096,106
MeadWestvaco Corp.		3,825	137,968
Mosaic Co.		18,510	826,657
			2,886,162
Utilities - 11.4%
Consolidated Edison, Inc.		1,740	94,673
Exelon Corp.		20,685	599,865
FirstEnergy Corp.		4,580	144,224
Great Plains Energy, Inc.		23,150	571,342
National Fuel Gas Co.		1,310	98,722
Portland General Electric Co.		9,525	287,465
Southern Co.		2,285	94,233
Westar Energy, Inc.		4,305	142,797
WGL Holdings, Inc.		2,435	91,994
			2,125,315
Total Common Stocks
(Cost $18,123,255)			17,998,224

SHORT-TERM INVESTMENT - 4.1%
Fidelity Institutional Government Portfolio, 0.01% ^		771,697	771,697
(Cost $771,697)

Total Investments - 100.3%
(Cost $18,894,952)			18,769,921
Other Assets and Liabilities, Net - (0.3%)			(58,094)
Total Net Assets - 100.0%			$18,711,827

*	Non-income producing security.
^		Variable rate security- The rate shown is the rate in effect as of January 31, 2014.
REIT-	Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$17,998,224	$-	$-	$17,998,224
Short-Term Investment	771,697	-	-	771,697
Total Investments	$18,769,921	$-	$-	$18,769,921

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:

	Nuance Concentrated Value Fund*	Nuance Mid Cap Value Fund
Cost of investments	$326,882,673	$18,894,952

Gross unrealized appreciation	14,935,648	301,143
Gross unrealized depreciation	(4,590,602)	(426,174)
Net unrealized appreciation/(depreciation)	$10,345,046	$(125,031)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  March 26, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  March 26, 2014